Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net Estimated Useful Lives

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Acquired Intangible Assets, Net Estimated Average Useful Lives

Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

License and related trademarks	10-15 years
Completed technology	5 years
Customer relationship	4-5 years

Schedule of Revenue Recognition, Net

The following table presents the totally recognized net revenue from commodities trading business, consisted of:

	Years ended December 31,
	2017	2018
Commodities trading gain (loss)	$(1,466,888)	$(9,864)
Commission income	3,823,586	59,824
Carrying charges	231,728	—
	$2,588,426	$49,960

Schedule of Accounts Receivable by Customers	Details of clients accounting for 10% or more of accounts receivable are as follows:
	Year ended December 31,
	2017		2018
	Amount	%	Amount	%
A	$3,844,569	22.6	*	*